MORGAN STANLEY CALIFORNIA TAX-FREE DAILY INCOME TRUST

MORGAN STANLEY NEW YORK MUNICIPAL MONEY MARKET TRUST

MORGAN STANLEY TAX-FREE DAILY INCOME TRUST

MORGAN STANLEY U.S. GOVERNMENT SECURITIES TRUST

522 Fifth Avenue

New York, New York 10036

VIA EDGAR

April 15, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             Morgan Stanley California Tax-Free Daily Income Trust

File Nos. 33-21803; 811-5554

Morgan Stanley New York Municipal Money Market Trust

File Nos. 33-32763; 811-5987

Morgan Stanley Tax-Free Daily Income Trust

File Nos. 2-67087; 811-3031

Morgan Stanley U.S. Government Securities Trust

File Nos. 002-86966; 811-03870

Ladies and Gentlemen:

On behalf of Morgan Stanley California Tax-Free Daily Income Trust, Morgan Stanley New York Municipal Money Market Trust, Morgan Stanley Tax-Free Daily Income Trust and Morgan Stanley U.S. Government Securities Trust (each, a “Registrant”), we hereby submit for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, exhibits containing interactive data format risk/return summary information for each Registrant. These exhibits contain the risk/return summary information in the respective prospectus for each Registrant dated April 30, 2019. The purpose of this filing is to submit the XBRL information from the 497(e) filing dated March 26, 2020 for each Registrant.

If you have any questions, please feel free to contact me at 212.698.3526 (tel.) or 212.698.3599 (fax).

Very truly yours,

/s/ Allison Fumai
Allison Fumai